GS Mortgage-Backed Securities Trust 2021-PJ2 ABS-15G

Exhibit 99.3 - Schedule 7

Fields Reviewed	Discrepancy Count	Percentage
Total Discrepancies:	0	100%

Audit ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data	Review Updated	Script ID	Discrepancy Comment	Missing Docs
NA	NA	NA	NA	NA	NA